Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member] | Post Modification [Member]
Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets [Line Items]
Gross carrying amount, Post modification	$ 13,552
Corresponding ECL, Post modification	1,400
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1) [Member] | Pre Modification [Member]
Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets [Line Items]
Gross carrying amount, Post modification	13,682
Corresponding ECL, Post modification	2,036
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member] | Post Modification [Member]
Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets [Line Items]
Gross carrying amount, Pre-modification	8,154
Corresponding ECL, Pre-modification	2,108
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured [Member] | Pre Modification [Member]
Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets [Line Items]
Gross carrying amount, Pre-modification	8,122
Corresponding ECL, Pre-modification	$ 1,336